PROPERTY (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Line Items]
Addition to fixed assets	$ 186,327		$ 186,327		$ 0	$ 16,742
Cash	35,000		35,000
Interest and Fee Income, Loans, Consumer Installment, Automobiles, Marine, and Other Vehicles			151,327
Gain loss on property plant and equipment			20,345	$ 464	464	16,295
Depreciation expense	12,479	$ 6,299	35,930	18,897	25,196	34,832
Shopequipment [Member]
Property, Plant and Equipment [Line Items]
Addition to fixed assets	$ 8,628		8,628
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Proceeds received			$ 25,060		9,750	125,822
Gain loss on property plant and equipment					464	16,295
Cost				9,750	9,750	144,662
Net book value				$ 9,286	$ 9,286	$ 109,527